BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 64.6%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 2.5%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$281,300	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	1,100,997	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	460,000	494,042
Level 3 Financing Inc., Senior Notes	3.750%	7/15/29	715,000	691,927	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	680,000	680,000	(a)
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	375,000	378,530

Total Diversified Telecommunication Services				3,626,796

Interactive Media & Services - 0.3%
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	519,717

Media - 2.2%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	1,221,638	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	278,525
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	425,000	434,563	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	650,000	706,309	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	652,500	(a)

Total Media				3,293,535

Wireless Telecommunication Services - 4.4%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	510,000	536,852	(b)
NBN Co. Ltd., Senior Notes	2.625%	5/5/31	775,000	786,913	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	630,000	673,628	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	1,350,000	1,544,467	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	800,000	844,708
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	170,000	187,798
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	730,000	733,079
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	495,000	506,350	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	618,785	(a)

Total Wireless Telecommunication Services				6,432,580

TOTAL COMMUNICATION SERVICES				13,872,628

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 2.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	225,000	$247,768
Ford Motor Co., Senior Notes	4.750%	1/15/43	60,000	62,963
General Motors Co., Senior Notes	6.800%	10/1/27	45,000	56,234
General Motors Co., Senior Notes	6.250%	10/2/43	245,000	330,496
General Motors Financial Co. Inc., Senior Notes	2.700%	8/20/27	790,000	821,279
General Motors Financial Co. Inc., Senior Notes (0.804% to 3/8/23 then SOFR + 0.760%)	0.809%	3/8/24	815,000	823,069	(c)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,070,000	1,176,249	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	472,636	(a)

Total Automobiles				3,990,694

Hotels, Restaurants & Leisure - 2.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,210,000	1,377,222
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	110,000	114,468	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	520,000	556,410	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,180,000	1,231,448	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	275,000	283,250	(a)

Total Hotels, Restaurants & Leisure				3,562,798

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	615,000	659,275
Expedia Group Inc., Senior Notes	6.250%	5/1/25	500,000	576,646	(a)

Total Internet & Direct Marketing Retail				1,235,921

Leisure Products - 0.1%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	177,681	(a)

Specialty Retail - 0.4%
AutoNation Inc., Senior Notes	4.750%	6/1/30	470,000	548,578

TOTAL CONSUMER DISCRETIONARY				9,515,672

CONSUMER STAPLES - 1.6%
Beverages - 0.8%
Keurig Dr Pepper Inc., Senior Notes	0.750%	3/15/24	1,165,000	1,165,990

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.8%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	$390,355	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	555,000	536,796	(a)
Smithfield Foods Inc., Senior Notes	3.000%	10/15/30	275,000	277,127	(a)

Total Food Products				1,204,278

TOTAL CONSUMER STAPLES				2,370,268

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	1,125,000	1,153,687
Antero Resources Corp., Senior Notes	8.375%	7/15/26	196,000	222,260	(a)
Arab Petroleum Investments Corp., Senior Notes	1.483%	10/6/26	875,000	876,572	(a)(d)
Bonanza Creek Energy Inc., Senior Notes	7.500%	4/30/26	1,305,000	1,316,556
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	2.742%	12/31/39	685,000	679,162	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	670,000	709,363	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	235,175	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	645,000	662,739	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	641,290	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	220,000	212,080	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	455,000	435,663	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	685,000	685,719
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	505,000	623,044
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	1,375,000	1,357,372

TOTAL ENERGY				9,810,682

FINANCIALS - 16.8%
Banks - 1.0%
Banco do Brasil SA, Senior Notes	3.250%	9/30/26	480,000	480,360	(a)
HSBC Holdings PLC, Senior Notes (4.292% to 9/12/25 then 3 mo. USD LIBOR + 1.348%)	4.292%	9/12/26	600,000	662,106	(c)
Natwest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	342,482	(c)(e)

Total Banks				1,484,948

Capital Markets - 12.3%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	646,059	(a)
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	42,909
Ares Capital Corp., Senior Notes	4.250%	3/1/25	355,000	381,223
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	783,927
Ares Capital Corp., Senior Notes	3.875%	1/15/26	540,000	577,759

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Ares Capital Corp., Senior Notes	2.150%	7/15/26	79,000	$79,251
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	304,123
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	500,000	490,500	(a)
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,126,997
Blackstone Private Credit Fund, Senior Notes	2.625%	12/15/26	565,000	563,495	(a)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	660,000	634,973	(a)
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	544,000	587,652
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	155,000	165,694
FS KKR Capital Corp., Senior Notes	3.400%	1/15/26	170,000	177,707
Goldman Sachs Group Inc., Senior Notes (0.673% to 3/8/23 then SOFR + 0.572%)	0.673%	3/8/24	1,165,000	1,166,646	(c)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	1,087,474
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	64,004
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,868,438
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	270,000	292,534
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,240,026
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	592,132
Owl Rock Capital Corp., Senior Notes	2.625%	1/15/27	365,000	365,893
Owl Rock Core Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,284,757	(a)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	285,000	311,719	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	882,061	(a)
Sixth Street Specialty Lending Inc., Senior Notes	2.500%	8/1/26	865,000	874,681
UBS AG, Senior Notes	0.700%	8/9/24	220,000	219,794	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,405,000	1,368,400	(a)

Total Capital Markets				18,180,828

Consumer Finance - 1.3%
Blackstone Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	94,046
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	980,000	1,035,706
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	474,876	(a)
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	248,491	(a)

Total Consumer Finance				1,853,119

Diversified Financial Services - 0.7%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	1,024,444	(a)

Insurance - 0.9%
Athene Global Funding, Secured Notes	0.914%	8/19/24	1,360,000	1,359,937	(a)

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	850,000	857,437	(a)

TOTAL FINANCIALS				24,760,713

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 5.0%
Health Care Providers & Services - 2.1%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	960,000		$1,019,256	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	615,000		624,994	(a)
Universal Health Services Inc., Senior Secured Notes	1.650%	9/1/26	1,040,000		1,034,366	(a)
Universal Health Services Inc., Senior Secured Notes	2.650%	10/15/30	350,000		352,026	(a)

Total Health Care Providers & Services					3,030,642

Pharmaceuticals - 2.9%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	69,000		70,511	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	770,000		731,665	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	480,000		498,000	(a)
Pfizer Inc., Senior Notes	1.750%	8/18/31	710,000		694,383
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	125,000		126,094
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000		219,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,015,000		973,131
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	0.500%	7/28/22	910,000	CHF	967,728	(b)

Total Pharmaceuticals					4,280,512

TOTAL HEALTH CARE					7,311,154

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.9%
Boeing Co., Senior Notes	4.875%	5/1/25	595,000		662,464
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000		608,322	(a)

Total Aerospace & Defense					1,270,786

Air Freight & Logistics - 0.3%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	425,980

Airlines - 2.9%
Air Canada, Senior Secured Notes	3.875%	8/15/26	665,000		671,849	(a)
Air Canada Pass-Through Trust	5.250%	4/1/29	660,690		714,771	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	270,000		288,980	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	265,000		295,639	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	710,000	$715,080	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,535,000	1,671,170	(a)

Total Airlines				4,357,489

Building Products - 0.3%
Owens Corning, Senior Notes	3.875%	6/1/30	390,000	430,842

Commercial Services & Supplies - 1.0%
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	1,000,000	1,028,750	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000	409,813	(a)

Total Commercial Services & Supplies				1,438,563

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	3.625%	5/1/30	515,000	572,640
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	5.250%	5/15/27	15,000	15,581
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	601,583	(a)

Total Industrial Conglomerates				1,189,804

Professional Services - 0.7%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	1,028,380

Road & Rail - 0.4%
Rumo Luxembourg Sarl, Senior Notes	4.200%	1/18/32	675,000	661,500	(a)

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	0.800%	8/18/24	580,000	576,731

TOTAL INDUSTRIALS				11,380,075

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	7.125%	7/1/28	830,000	848,160	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	600,000	623,748	(a)

Total Communications Equipment				1,471,908

Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd., Senior Notes	4.875%	5/12/30	390,000	452,666
Jabil Inc., Senior Notes	3.600%	1/15/30	785,000	851,848
Vontier Corp., Senior Notes	1.800%	4/1/26	1,010,000	1,003,980	(a)
Vontier Corp., Senior Notes	2.400%	4/1/28	610,000	602,384	(a)

Total Electronic Equipment, Instruments & Components				2,910,878

IT Services - 0.2%
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000	356,522

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	1.950%	2/15/28	95,000	$93,869	(a)

Software - 1.5%
Citrix Systems Inc., Senior Notes	1.250%	3/1/26	980,000	964,438
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,225,000	1,238,953	(a)

Total Software				2,203,391

TOTAL INFORMATION TECHNOLOGY				7,036,568

MATERIALS - 3.3%
Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	520,000	540,410	(a)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,165,000	1,165,120	(a)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, Senior Secured Notes	4.000%	10/15/27	630,000	624,503	(a)

Total Containers & Packaging				2,330,033

Metals & Mining - 1.3%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	715,000	757,070	(a)
Glencore Funding LLC, Senior Notes	2.850%	4/27/31	295,000	297,117	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	740,000	751,100	(a)
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	80,000	86,952

Total Metals & Mining				1,892,239

Paper & Forest Products - 0.4%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	650,000	676,886	(a)

TOTAL MATERIALS				4,899,158

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000	406,821
Crown Castle International Corp., Senior Notes	1.050%	7/15/26	705,000	690,436
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	2.900%	11/15/24	505,000	529,861
Equinix Inc., Senior Notes	2.500%	5/15/31	480,000	483,614
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	765,000	800,381	(a)

TOTAL REAL ESTATE				2,911,113

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.0%
Electric Utilities - 0.7%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000	$882,574	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	155,000	166,044

Total Electric Utilities				1,048,618

Gas Utilities - 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	70,444

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp., Senior Notes	2.450%	1/15/31	360,000	355,523

TOTAL UTILITIES				1,474,585

TOTAL CORPORATE BONDS & NOTES (Cost - $94,494,660)				95,342,616

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 13.4%
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. USD LIBOR + 2.400%)	2.500%	9/15/36	260,000	261,031	(a)(c)
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	0.986%	7/25/49	19,266	19,371	(a)(c)
Eagle RE Ltd., 2019-1 M2 (1 mo. USD LIBOR + 3.300%)	3.386%	4/25/29	1,609,196	1,633,437	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000	252,866
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000	160,775
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/1/28	135,000	156,197	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.536%	3/25/49	167,207	169,886	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.186%	6/25/50	535,000	560,129	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (1 mo. USD LIBOR + 5.250%)	5.336%	9/25/50	685,000	721,422	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	4.050%	11/25/50	1,500,000	1,579,941	(a)(c)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	930,000		$953,819	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	1,935,000		1,979,440	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- HQA1 M2 (30 Day Average SOFR + 2.250%)	2.300%	8/25/33	2,555,000		2,588,728	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (1 mo. USD LIBOR + 3.650%)	3.736%	9/25/29	845,000		881,517	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	2.886%	2/25/30	899,524		920,859	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.086%	3/25/31	536,602		542,444	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	4.436%	7/25/31	60,000		62,083	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.186%	7/25/39	820,000		833,978	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.486%	10/25/39	115,000		116,570	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.336%	1/25/40	1,450,000		1,459,968	(a)(c)
FREMF Mortgage Trust, 2018-K74 B	4.227%	2/25/51	2,090,000		2,319,685	(a)(c)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.084%	10/15/36	160,000		159,982	(a)(c)
Traingle Re Ltd., 2021-1 M1B (1 mo. USD LIBOR + 3.000%)	3.086%	8/25/33	1,500,000		1,505,405	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,626,890)					19,839,533

SOVEREIGN BONDS - 9.4%
Canada - 1.0%
CPPIB Capital Inc., Senior Notes	0.500%	9/16/24	1,400,000		1,395,821	(a)

France - 2.1%
French Republic Government Bond OAT	0.750%	5/25/52	2,830,000	EUR	3,121,354	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Italy - 1.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	1,250,000	EUR	$1,661,921	(b)

Mexico - 4.0%
Mexican Bonos, Bonds	8.000%	11/7/47	120,900,000	MXN	5,909,997

Spain - 1.2%
Spain Government Bond, Senior Notes	2.700%	10/31/48	1,125,000	EUR	1,735,631	(b)

TOTAL SOVEREIGN BONDS (Cost - $14,935,849)					13,824,724

ASSET-BACKED SECURITIES - 5.2%
American Credit Acceptance Receivables Trust, 2021-1 E	2.290%	3/15/27	1,180,000		1,179,268	(a)
Atrium XIV LLC, 14A E (3 mo. USD LIBOR + 5.650%)	5.776%	8/23/30	2,150,000		2,134,382	(a)(c)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.374%	2/15/34	25,494		25,416	(c)
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000		840,993	(a)
DT Auto Owner Trust, 2019-3A E	3.850%	8/17/26	605,000		626,446	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000		1,794,589	(a)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.406%	3/25/37	162,747		162,048	(c)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.671%	12/25/36	15,769		15,760	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	82,408		84,343	(a)(c)
Tryon Park CLO Ltd., 2013-1A DR (3 mo. USD LIBOR + 5.950%)	6.076%	4/15/29	775,000		777,293	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $7,608,735)					7,640,538

CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,854,000		1,931,868

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	700,000		607,141	(a)

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	545,000		562,606

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,936,317)					3,101,615

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,602,451)					139,749,026

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $4,199,592)	0.010%	4,199,592	$4,199,592	(g)

TOTAL INVESTMENTS - 97.6% (Cost - $143,802,043)			143,948,618
Other Assets in Excess of Liabilities - 2.4%			3,569,374

TOTAL NET ASSETS - 100.0%			$147,517,992

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $4,199,592 and the cost was $4,199,592 (Note 2).

Abbreviation(s) used in this schedule:

CAS	—	Connecticut Avenue Securities
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	20	12/21	$3,930,162	$3,821,250	$(108,912)

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	433,777	EUR	370,000	JPMorgan Chase & Co.	10/26/21	$4,978
USD	1,583,796	EUR	1,340,000	JPMorgan Chase & Co.	10/26/21	30,846
USD	4,518,741	EUR	3,830,000	JPMorgan Chase & Co.	10/26/21	80,086
USD	892,400	EUR	760,000	UBS Securities LLC	10/26/21	11,622
KRW	3,930,000,000	USD	3,374,839	Citibank N.A.	11/1/21	(57,455)
USD	3,412,495	KRW	3,930,000,000	Citibank N.A.	11/1/21	95,111
USD	5,619,276	MXN	114,300,000	Citibank N.A.	11/22/21	125,667
USD	555,306	MXN	11,200,000	UBS Securities LLC	11/22/21	17,000

Total						$307,855

Abbreviation(s) used in this table:

EUR	—	Euro
KRW	—	South Korean Won
MXN	—	Mexican Peso
USD	—	United States Dollar

At September 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$105,000	6/20/22	0.449%	5.000% quarterly	$3,481	$2,880	$601

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE		IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs Group Inc. (Petroleos Mexicanos, 6.625%, due 6/15/35)	$1,165,000	6/20/22		1.324%	1.000% quarterly	(2,743)	$(5,041)	$2,298
JPMorgan Chase & Co. (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22		0.696%	5.000% quarterly	3,131	1,609	1,522
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22		0.133%	1.000% quarterly	253	(448)	701
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22		0.133%	1.000% quarterly	411	(728)	1,139
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22		0.195%	1.000% quarterly	398	(420)	818

Total	$1,515,000					$4,931	$(2,148)	$7,079

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY		NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index		$14,685,000		6/20/25	1.000% quarterly	$286,387	$116,704	$169,683
Markit iTraxx Crossover Index		6,176,492	EUR	12/20/25	5.000% quarterly	862,473	716,226	146,247

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report	13

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	$7,413	$49	$7,364
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	141,155	98,496	42,659

Total					$1,297,428	$931,475	$365,953

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Flexible Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$95,342,616	—	$95,342,616
Collateralized Mortgage Obligations	—	19,839,533	—	19,839,533
Sovereign Bonds	—	13,824,724	—	13,824,724
Asset-Backed Securities	—	7,640,538	—	7,640,538
Convertible Bonds & Notes	—	3,101,615	—	3,101,615

Total Long-Term Investments	—	139,749,026	—	139,749,026

Short-Term Investments†	$4,199,592	—	—	4,199,592

Total Investments	$4,199,592	$139,749,026	—	$143,948,618

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$365,310	—	$365,310
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	4,931	—	4,931
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	365,953	—	365,953

Total Other Financial Instruments	—	$736,194	—	$736,194

Total	$4,199,592	$140,485,220	—	$144,684,812

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$108,912	—	—	$108,912
Forward Foreign Currency Contracts††	—	$57,455	—	57,455

Total	$108,912	$57,455	—	$166,367

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

17

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$53,503,733	53,503,733	$49,304,141	49,304,141

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$273	—	$4,199,592

18